8. RIGHT-OF-USE ASSET: Schedule of Right of Use Asset (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Right of Use Asset, Carrying Value		$ 0
Office Lease
Right of Use Assets, Starting balance	$ 0
Right of Use Asset, Recognized on adoption of IFRS 16	68,253
Right of Use Asset, Additions	0
Right of Use Assets, Ending balance	68,253
Right of Use Asset Accumulated Amortization, Starting value	0
Right of Use Asset Amortization	68,253
Right of Use Asset Accumulated Amortization, Ending value	68,253
Right of Use Asset, Carrying Value	$ 0